Accounts Receivable – net	12 Months Ended
Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
6.	Accounts Receivable – net

	December 31,
	2016	2015
Trade receivables (note 11 (d))	$52,061	$40,733
Allowance for doubtful accounts	(3,603)	(2,415)
	48,458	38,318
Other receivables	1,374	703
Total accounts receivable	$49,832	$39,021

Accounts receivables with a carrying value of $5,403 (RMB 35 million) were pledged as collateral for a bank loan from China Merchant Bank as of December 31, 2015 (note 11 (d)). No accounts receivables were pledged as of December 31, 2016.

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. As of December 31, 2016, the Company provided 100% (December 31, 2015 - 100%) allowance for accounts receivable aged more than four years, approximately 84.8% (December 31, 2015 - 77.5%) allowance for accounts receivable aged between three years and four years, approximately 59.1% (December 31, 2015 - 40.6%) allowance for accounts receivable aged between two years and three years, approximately 20.5% (December 31, 2015 - 14.4%) allowance for accounts receivable aged between one year and two years, and approximately 1.4% (December 31, 2015 - 1.3%) allowance for accounts receivable aged less than one year.

For the year ended December 31, 2015, the Company changed its estimates of the allowance for doubtful accounts due to an improved historical trend of collecting accounts aged three years or more. The change in estimate resulted in an increase to income from continuing operations and net income attributable to shareholders of Sinovac of $375 and $274, respectively. In addition, basic and diluted earnings per share increased by $0.00 and $0.00, respectively.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2016	2015
Aging within one year, net of allowance for doubtful accounts	$45,340	$34,495
Aging greater than one year, net of allowance for doubtful accounts	3,118	3,823
Total trade receivables	$48,458	$38,318